As filed with the Securities and Exchange Commission on November 19, 2012
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 83	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 87	[X]
(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Terrence O. Davis
Thompson Hine, LLP
1920 N. Street, N.W.
Washington, D.C.  20036-1600

Approximate Date of Proposed Public Offering:                      As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on November 26, 2012 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 26, 2012 as the new effective date for Post-Effective Amendment No. 71 to the Registration Statement filed on August 16, 2012 for the Thornhill Strategic Equity Fund.  Previously, the filing of Post Effective Amendment No. 82 delayed the effective date until November 19, 2012.  This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 71 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 19th day of November, 2012.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	November 19, 2012
Jack E. Brinson

*	Trustee & Chairman	November 19, 2012
James H. Speed, Jr.

*	Trustee	November 19, 2012
J. Buckley Strandberg

*	Trustee	November 19, 2012
Michael G. Mosley

*	Trustee	November 19, 2012
Theo H. Pitt, Jr.

*	President, FMX Funds	November 19, 2012
D.J. Murphey

*	Treasurer, FMX Funds	November 19, 2012
Julie M. Koethe

*	President & Treasurer,	November 19, 2012
Robert G. Fontana	Caritas All-Cap Growth Fund

*	President & Treasurer,	November 19, 2012
Matthew R. Lee	Presidio Multi-Strategy Fund

*	President, Roumell Opportunistic Value Fund	November 19, 2012
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	November 19, 2012
Craig L. Lukin

*	President & Treasurer,	November 19, 2012
Mark A. Grimaldi	The Sector Rotation Fund

*	President & Treasurer,	November 19, 2012
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	November 19, 2012
J. Philip Bell

*	Treasurer, Crescent Funds	November 19, 2012
Michael W. Nix

*	President, Arin Funds	November 19, 2012
Joseph J. DeSipio

*	Treasurer, Arin Funds	November 19, 2012
Lawrence H. Lempert

*	President,	November 19, 2012
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	November 19, 2012
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	November 19, 2012
Jeffrey R. Spotts	Prophecy Alpha Trading Fund

*	Treasurer,	November 19, 2012
Brenda A. Smith	Prophecy Alpha Trading Fund

/s/ T. Lee Hale, Jr. T. Lee Hale, Jr.	Treasurer of the Matisse Discounted Closed-End Fund Strategy, Chief Compliance Officer and Assistant Treasurer of the Trust	November 19, 2012

* By: /s/ A. Vason Hamrick	Dated: November 19, 2012
A. Vason Hamrick, Secretary and Attorney-in-Fact